Equity (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Authorized shares (par value of USD 1 each)	$ 175,000,000	$ 175,000,000
Issued shares	$ 143,375,678	$ 143,375,678